Maturity According to their Remaining Terms of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Maturity According to their Remaining Terms of Financial Assets and Liabilities [Abstract]
Maturity according to their remaining Terms of Financial Assets and Liabilities
42.	Maturity according to their remaining Terms of Financial Assets and Liabilities:

The table below details the main financial assets and liabilities grouped in accordance with their remaining maturity, including capitals and accrued interest as of December 31, 2023 and 2022. As these are for trading and financial instrument at fair value through other comprehensive income are included at their fair value:

	2023
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Assets	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and due from banks	2,464,648	—	—	—	2,464,648	—	—	—	—	2,464,648
Transactions in the course of collection	—	415,505	—	—	415,505	—	—	—	—	415,505
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	—	57,011	130,507	309,218	496,736	560,641	314,649	663,514	1,538,804	2,035,540
Debt financial instruments	—	3,363,624	—	—	3,363,624	—	—	—	—	3,363,624
Others	—	409,328	—	—	409,328	—	—	—	—	409,328
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	—	180,968	721,297	1,790,913	2,693,178	257,310	478,175	357,862	1,093,347	3,786,525
Equity Instruments	—	—	—	—	—	—	—	11,912	11,912	11,912
Derivative contracts financial for hedging purposes	—	—	—	14,321	14,321	1,530	21,062	12,152	34,744	49,065
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	61,005	10,322	495	71,822	—	—	—	—	71,822
Debt financial instruments	—	—	—	507,203	507,203	478,818	128,728	316,334	923,880	1,431,083
Loans and advances to Banks (*)	—	2,216,942	73,506	229,483	2,519,931	—	—	—	—	2,519,931
Loans to customers, net (*)	—	5,478,882	2,587,416	6,993,529	15,059,827	7,092,458	3,965,966	11,533,023	22,591,447	37,651,274
Total financial assets	2,464,648	12,183,265	3,523,048	9,845,162	28,016,123	8,390,757	4,908,580	12,894,797	26,194,134	54,210,257

	2023
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Liabilities	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Transactions in the course of payment	—	356,871	—	—	356,871	—	—	—	—	356,871
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	—	56,519	141,764	319,273	517,556	566,762	431,076	680,722	1,678,560	2,196,116
Others	—	2,160	126	—	2,286	19	—	—	19	2,305
Derivative contracts financial for hedging purposes	—	—	—	—	—	20,505	3,189	136,908	160,602	160,602
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,670,793	—	—	—	13,670,793	—	—	—	—	13,670,793
Saving accounts and time deposits (**)	—	10,209,874	3,459,981	1,450,857	15,120,712	60,622	595	542	61,759	15,182,471
Obligations by repurchase agreements and securities lending	—	157,015	158	—	157,173	—	—	—	—	157,173
Borrowings from financial institutions	—	176,910	65,902	5,091,283	5,334,095	26,620	—	—	26,620	5,360,715
Debt financial instruments issued
Letters of credit	—	175	282	416	873	171	80	320	571	1,444
Bonds	—	52,443	186,629	956,608	1,195,680	2,138,820	2,075,249	3,948,872	8,162,941	9,358,621
Other financial obligations	—	339,293	—	12	339,305	—	—	—	—	339,305
Lease liabilities	—	2,181	4,314	16,655	23,150	35,619	27,835	14,876	78,330	101,480
Debt financial instruments issued for regulatory capital purposes	—	1,472	—	113,256	114,728	18,826	10,216	896,044	925,086	1,039,814
Total financial liabilities	13,670,793	11,354,913	3,859,156	7,948,360	36,833,222	2,867,964	2,548,240	5,678,284	11,094,488	47,927,710

(*)	These balances are presented without deduction of their respective provisions, which amount to Ch$710,187 million for loans to customers and Ch$1,341 million for borrowings from financial institutions.

(**)	Excludes term saving accounts, which amount to Ch$355,725 million.

	2022
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Assets	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and due from banks	2,764,884	—	—	—	2,764,884	—	—	—	—	2,764,884
Transactions in the course of collection	—	772,196	—	—	772,196	—	—	—	—	772,196
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	—	175,620	243,091	637,830	1,056,541	701,848	415,817	786,500	1,904,165	2,960,706
Debt financial instruments	—	3,433,745	—	—	3,433,745	—	—	—	—	3,433,745
Others	—	257,325	—	—	257,325	—	—	—	—	257,325
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	—	71,345	231,925	2,143,838	2,447,108	718,241	80,008	722,035	1,520,284	3,967,392
Equity Instruments	—	—	—	—	—	—	—	6,545	6,545	6,545
Derivative contracts financial for hedging purposes	—	—	—	15,863	15,863	443	8,052	2,719	11,214	27,077
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	35,549	14,324	4,188	54,061	—	—	—	—	54,061
Debt financial instruments	—	—	—	—	—	16,280	445,624	440,451	902,355	902,355
Loans and advances to Banks (*)	—	1,904,367	63,396	207,029	2,174,792	—	—	—	—	2,174,792
Loans to customers, net (*)	—	4,972,157	2,937,024	6,830,834	14,740,015	7,403,768	3,752,730	10,829,784	21,986,282	36,726,297
Total financial assets	2,764,884	11,622,304	3,489,760	9,839,582	27,716,530	8,840,580	4,702,231	12,788,034	26,330,845	54,047,375

	2022
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Liabilities	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Transactions in the course of payment	—	681,792	—	—	681,792	—	—	—	—	681,792
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	—	167,924	222,880	588,342	979,146	692,759	465,828	963,736	2,122,323	3,101,469
Others	—	4,355	1,916	—	6,271	—	—	—	—	6,271
Derivative contracts financial for hedging purposes	—	—	—	1,462	1,462	20,240	15,639	185,675	221,554	223,016
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,592,155	—	—	—	13,592,155	—	—	—	—	13,592,155
Saving accounts and time deposits (**)	—	9,544,041	2,962,617	1,324,088	13,830,746	113,901	5,940	655	120,496	13,951,242
Obligations by repurchase agreements and securities lending	—	216,212	52	—	216,264	—	—	—	—	216,264
Borrowings from financial institutions	—	289,675	84,391	675,089	1,049,155	4,348,521	—	—	4,348,521	5,397,676
Debt financial instruments issued
Letters of credit	—	338	364	528	1,230	744	39	364	1,147	2,377
Bonds	—	38,469	173,248	1,248,410	1,460,127	1,895,121	2,282,248	3,628,074	7,805,443	9,265,570
Other financial obligations	—	343,943	11	54	344,008	22	—	—	22	344,030
Lease liabilities	—	2,618	7,644	17,353	27,615	27,634	15,009	19,111	61,754	89,369
Debt financial instruments issued for regulatory capital purposes	—	1,153	—	117,262	118,415	20,157	12,345	859,988	892,490	1,010,905
Total financial liabilities	13,592,155	11,290,520	3,453,123	3,972,588	32,308,386	7,119,099	2,797,048	5,657,603	15,573,750	47,882,136

(*)	These balances are presented without deduction of their respective provisions, which amount to Ch$821,609 million for loans to customers and Ch$1,641 million for borrowings from financial institutions.

(**)	Excludes term saving accounts, which amount to Ch$407,745 million.